Xtrackers S and P 500 Diversified Sector Weight ETF Annual Fund Operating Expenses - Xtrackers S and P 500 Diversified Sector Weight ETF - Xtrackers S and P 500 Diversified Sector Weight ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.09%

[1]	Because the fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.